Shareholder Report, Holdings (Details) - Blueprint Chesapeake Multi-Asset Trend ETF	Dec. 31, 2025
iShares National Muni Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
iShares 0-1 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
iShares TIPS Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Vanguard Short-Term Corporate Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
AZZ, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Lumentum Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Carpenter Technology Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
State Street SPDR Bloomberg Convertible Securities ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Western Digital Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
TKO Group Holdings, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	21.60%
Percent of Total Short Exposure	(5.80%)
Materials Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	15.80%
Percent of Total Short Exposure	(4.60%)
Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Long Exposure	14.90%
Technology Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	10.40%
Percent of Total Short Exposure	(3.50%)
Financials Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	6.20%
Percent of Total Short Exposure	(4.40%)
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.90%
Percent of Total Short Exposure	(1.70%)
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.60%
Percent of Total Short Exposure	(2.50%)
Energy Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	4.70%
Percent of Total Short Exposure	(2.00%)
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.30%
Percent of Total Short Exposure	(8.70%)
Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	3.30%
Communications Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	1.60%
Percent of Total Short Exposure	(1.60%)
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Long Exposure	0.80%
Percent of Total Short Exposure	(2.00%)
Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Long Exposure	5.90%
Forward Currency Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%